Related-Party Transactions - Additional Information (Detail) - USD ($)					1 Months Ended	12 Months Ended
	Dec. 01, 2015	Dec. 03, 2014	Oct. 01, 2010	Sep. 29, 2009	Jul. 31, 2015	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2006	Dec. 31, 2004	Dec. 31, 2003	Dec. 22, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Dividends paid in cash						$ 572,125,000		$ 250,000,000		$ 650,000,000
Related party transaction, loan balance						33,005,000		850,115,000
Interest earned						516,000		980,000		1,549,000
Rental income										1,462,000
Income recognized						293,333,000		282,058,000		261,926,000
Fees receivable						401,926,000		150,871,000
General and administrative expenses						641,962,000		676,815,000		663,319,000
Reinsurance recoverables & receivables						4,433,499,000		$ 4,205,860,000
Lending capacity under the agreement, percentage								5.00%
Amounts outstanding under the line of credit agreement						0		$ 0
Amounts borrowed under the line of credit agreement						0		0
Net realized investment gain (loss)						94,413,000		77,762,000		188,297,000
Goodwill eliminated due to sale of minority equity interest		$ 1,496,000				0	[1]	1,496,000	[1]
Noncontrolling Interest
Related Party Transaction [Line Items]
Minority interest repurchased by FMO		500,000
Put Option | Noncontrolling Interest
Related Party Transaction [Line Items]
Net realized investment gain (loss)		(6,500,000)
Put Option | Long | Noncontrolling Interest
Related Party Transaction [Line Items]
Put option purchased		$ 6,500,000
AZOA
Related Party Transaction [Line Items]
Dividends paid in cash						572,125,000		250,000,000		650,000,000
Allianz SE
Related Party Transaction [Line Items]
Related party transaction, loan balance						5,000		850,115,000
Related party transaction, amount of loan agreement													$ 350,000,000
Dividends paid in cash											$ 130,000,000	$ 90,000,000
Related party transaction, loan balance										$ 28,725,000
Annual interest rate on loan										5.18%
Interest earned										$ 1,029,000
Affiliates | Property Available for Operating Lease
Related Party Transaction [Line Items]
Rental income								1,462,000
Affiliates | Office Space Leases
Related Party Transaction [Line Items]
Rental income						1,065,000		1,281,000		1,502,000
Rent expense						27,000		32,000		29,000
Receivable balance of rental income						76,000		34,000
Affiliated Companies
Related Party Transaction [Line Items]
Service fee						63,530,000		40,985,000		40,096,000
Accrued service fee						12,312,000		7,197,000
Revenue earned						6,305,000		4,711,000		6,325,000
Receivables for expenses						1,400,000		269,000
Related Party Transactions
Related Party Transaction [Line Items]
Income recognized						14,102,000		16,260,000		16,516,000
Fees receivable						2,217,000		1,281,000
General and administrative expenses						732,000		848,000		$ 1,060,000
Payable to affiliates						50,000		69,000
Business combination, interest acquired					100.00%
Business combination, consideration					$ 2,617,000
Related party, dividend					$ 2,125,000
Capital contribution to insurance subsidiary			$ 250,000	$ 250,000
Additional capital contributions														$ 288,234,000	$ 282,000,000
Quota share reinsurance ceded, percentage														20.00%	100.00%
Related party, derivative gain	$ 3,806,000
Related party, dividend received	$ 455,843,000
Other affiliated entities
Related Party Transaction [Line Items]
Reinsurance recoverables & receivables						128,000		$ 173,000
Allianz Managed Operations And Services of America (AMOSA)
Related Party Transaction [Line Items]
Related party transaction, amount of loan agreement						$ 33,000,000
Annual interest rate on loan						2.03%
Interest earned						$ 488,000
Related party loan, remaining balance						$ 33,000,000
Related party loan, maturity date						Dec. 31, 2019

[1]	See further discussion regarding the sale of the minority interest in Footnote 17.